Operating expenses - Schedule of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Operating Expenses
Amortization expense of intangible assets	€ (2)	€ 0
Amortization expense of tangible assets	(785)	(740)
Litigations	14	0
Provision for charges	(210)	(14)
Reversal of provision for charges	0	0
Total depreciation, amortization and provision expenses	(983)	(754)
R&D
Disclosure Of Operating Expenses
Amortization expense of intangible assets	(1)	0
Amortization expense of tangible assets	(621)	(579)
Litigations	0	0
Provision for charges	(60)	(4)
Reversal of provision for charges	0	0
Total depreciation, amortization and provision expenses	(682)	(583)
SG&A
Disclosure Of Operating Expenses
Amortization expense of intangible assets	0	0
Amortization expense of tangible assets	(164)	(162)
Litigations	14	0
Provision for charges	(150)	(10)
Reversal of provision for charges	0	0
Total depreciation, amortization and provision expenses	€ (301)	€ (172)